Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2025	Mar. 31, 2025
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	¥ 152,319	¥ 132,283
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(19,752)	(9,785)
Available-for-sale debt Securities, 12 months or more Fair value	894,100	913,742
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(529,457)	(419,686)
Available-for-sale debt Securities, Total Fair value	1,046,419	1,046,025
Available-for-sale debt Securities, Total Gross unrealized losses	(549,209)	(429,471)
Japanese and foreign government bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	152,319	132,283
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(19,752)	(9,785)
Available-for-sale debt Securities, 12 months or more Fair value	894,100	913,742
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(529,457)	(419,686)
Available-for-sale debt Securities, Total Fair value	1,046,419	1,046,025
Available-for-sale debt Securities, Total Gross unrealized losses	(549,209)	(429,471)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	90,381	95,936
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,971)	(3,409)
Available-for-sale debt Securities, 12 months or more Fair value	191,160	224,679
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(32,797)	(31,734)
Available-for-sale debt Securities, Total Fair value	281,541	320,615
Available-for-sale debt Securities, Total Gross unrealized losses	(34,768)	(35,143)
Japanese prefectural and foreign municipal bond securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	90,381	94,691
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(1,971)	(3,325)
Available-for-sale debt Securities, 12 months or more Fair value	186,271	220,950
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(32,553)	(31,573)
Available-for-sale debt Securities, Total Fair value	276,652	315,641
Available-for-sale debt Securities, Total Gross unrealized losses	(34,524)	(34,898)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	113,776	152,094
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(4,303)	(5,196)
Available-for-sale debt Securities, 12 months or more Fair value	407,541	427,837
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(131,604)	(113,802)
Available-for-sale debt Securities, Total Fair value	521,317	579,931
Available-for-sale debt Securities, Total Gross unrealized losses	(135,907)	(118,998)
Corporate debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	113,111	149,367
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(4,291)	(5,128)
Available-for-sale debt Securities, 12 months or more Fair value	407,541	427,837
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(131,604)	(113,802)
Available-for-sale debt Securities, Total Fair value	520,652	577,204
Available-for-sale debt Securities, Total Gross unrealized losses	(135,895)	(118,930)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	17,558	16,940
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(36)	(103)
Available-for-sale debt Securities, 12 months or more Fair value	13,035	15,817
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(956)	(777)
Available-for-sale debt Securities, Total Fair value	30,593	32,757
Available-for-sale debt Securities, Total Gross unrealized losses	(992)	(880)
CMBS and RMBS in the Americas | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	17,558	16,940
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(36)	(103)
Available-for-sale debt Securities, 12 months or more Fair value	13,035	15,817
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(956)	(777)
Available-for-sale debt Securities, Total Fair value	30,593	32,757
Available-for-sale debt Securities, Total Gross unrealized losses	(992)	(880)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	12,734	56,671
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(66)	(411)
Available-for-sale debt Securities, 12 months or more Fair value	36,697	35,183
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(8,069)	(6,966)
Available-for-sale debt Securities, Total Fair value	49,431	91,854
Available-for-sale debt Securities, Total Gross unrealized losses	(8,135)	(7,377)
Other asset-backed securities and debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	12,734	56,671
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses		(340)
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	5
Available-for-sale debt Securities, 12 months or more Fair value	35,168	34,868
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(7,411)	(6,553)
Available-for-sale debt Securities, Total Fair value	47,902	91,539
Available-for-sale debt Securities, Total Gross unrealized losses	(7,406)	(6,893)
Available-for-sale debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	386,768	453,924
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(26,128)	(18,904)
Available-for-sale debt Securities, 12 months or more Fair value	1,542,533	1,617,258
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(702,883)	(572,965)
Available-for-sale debt Securities, Total Fair value	1,929,301	2,071,182
Available-for-sale debt Securities, Total Gross unrealized losses	(729,011)	(591,869)
Available-for-sale debt securities | Allowance for credit losses not recorded
Investments, Unrealized Loss Position [Line Items]
Available-for-sale debt Securities, Less than 12 months Fair value	386,103	449,952
Available-for-sale debt Securities, Less than 12 months Gross unrealized losses	(26,045)	(18,681)
Available-for-sale debt Securities, 12 months or more Fair value	1,536,115	1,613,214
Available-for-sale debt Securities, 12 months or more Gross unrealized losses	(701,981)	(572,391)
Available-for-sale debt Securities, Total Fair value	1,922,218	2,063,166
Available-for-sale debt Securities, Total Gross unrealized losses	¥ (728,026)	¥ (591,072)